SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Revenue	$ 2,698,229	$ 2,807,909	$ 3,396,000
Cost of Revenue	(2,283,233)	(2,177,443)	(2,057,252)
Gross profit	$ 414,996	$ 630,466	$ 1,338,748
Gross Profit Margin	15.40%	22.50%	39.40%